CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 CNY (¥) ¥ / shares	Jun. 30, 2018 CNY (¥) ¥ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 CNY (¥) ¥ / shares	Jun. 30, 2018 CNY (¥) ¥ / shares
CONTINUING OPERATIONS
Revenue		¥ 1,403			¥ 1,403
Cost of sales		(1,377)			(1,377)
GROSS PROFIT		26			26
Administrative expenses		(1,295)	(1,272)		(2,933)	(3,287)
OPERATING LOSS		(1,269)	(1,272)		(2,907)	(3,287)
Finance costs		(19)			(41)	(3)
Interest income			7		4	16
Non-operating expenses, net			(143)			(286)
LOSS BEFORE INCOME TAX		(1,288)	(1,408)		(2,944)	(3,560)
Income tax expense
LOSS FOR THE PERIOD		(1,288)	(1,408)		(2,944)	(3,560)
Other comprehensive loss that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations		(127)	(101)		(33)	(95)
TOTAL OTHER COMPREHENSIVE LOSS		(127)	(101)		(33)	(95)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD, NET OF TAX		¥ (1,415)	¥ (1,509)		¥ (2,977)	¥ (3,655)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Basic
- Net loss per share | ¥ / shares		¥ (0.05)	¥ (0.06)		¥ (0.12)	¥ (0.14)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Diluted
- Net loss per share | ¥ / shares		¥ (0.05)	¥ (0.06)		¥ (0.12)	¥ (0.14)
USD [Member]
CONTINUING OPERATIONS
Revenue | $	$ 204			$ 204
Cost of sales | $	(201)			(201)
GROSS PROFIT | $	3			3
Administrative expenses | $	(188)			(427)
OPERATING LOSS | $	(185)			(424)
Finance costs | $	(3)			(6)
Interest income | $				1
Non-operating expenses, net | $
LOSS BEFORE INCOME TAX | $	(188)			(429)
Income tax expense | $
LOSS FOR THE PERIOD | $	(188)			(429)
Other comprehensive loss that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations		¥ (18)			¥ (5)
TOTAL OTHER COMPREHENSIVE LOSS | $	(18)			(5)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD, NET OF TAX | $	$ (206)			$ (434)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Basic
- Net loss per share | $ / shares	$ (0.01)			$ (0.02)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Diluted
- Net loss per share | $ / shares	$ (0.01)			$ (0.02)